Document And Entity Information	12 Months Ended
Dec. 30, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2012
Entity Registrant Name	CHECKPOINT SYSTEMS INC
Entity Central Index Key	0000215419